Fee Income (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Fee Income
Fee income for the years ended December 31 consists of the following:

	2020	2019
Fee income from insurance contracts	$1,059	$1,017
Fee income from service contracts:
Distribution fees	858	820
Fund management and other asset-based fees	4,180	3,662
Administrative service and other fees	784	752
Total fee income	$6,881	$6,251